Related party payables and transaction - (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Related party transaction amount	$ 74,036	$ 27,303
Related party transaction outstanding	11,250	8,325
Brie [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount	24,000	0
Related party transaction outstanding	0	0
John Power [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount	0	10,766
Related party transaction outstanding	0	8,325
Nemo [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount	24,000	0
Related party transaction outstanding	0	0
Ty Minnick [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount	26,036	16,537
Related party transaction outstanding	$ 11,250	$ 0